Joint Stock Ownership Plan Reserve (JSOP Reserve)	12 Months Ended
Mar. 31, 2020
Joint Stock Ownership Plan Reserve
Joint Stock Ownership Plan Reserve (JSOP Reserve)
28	JOINT STOCK OWNERSHIP PLAN RESERVE (JSOP Reserve)

(in thousands)
Balance at April 1, 2018	$(15,985)
Issue out of treasury shares	—
Balance at April 1, 2019	$(15,985)
Issue out of treasury shares	15,985
Balance at March 31, 2020	$—

The JSOP Reserve represents the cost of shares issued by Eros International Plc and held by the JSOP Trust to satisfy the requirements of the JSOP Plan (Refer Note 27).  On June 5, 2014, the Board approved discretionary vesting of 20% of the applicable JSOP shares. In the current year Nil (2019: 868,794) ‘A’ ordinary shares held by the JSOP Trust were eligible to be issued to employees.

The number of shares held by the JSOP Trust at March 31, 2020 was Nil ‘A’ Ordinary shares (2019: 1,253,656 ‘A’ Ordinary shares).